30. Earnings per share	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Earnings per share
30.	Earnings per share

Basic earnings per share are calculated based on the weighted average number of outstanding shares of each category during the year.

Diluted earnings per share are calculated as follows:

•	Numerator: profit for the year adjusted by dilutive effects from stock options.
•	Denominator: the number of shares of each category adjusted to include potential shares corresponding to dilutive instruments (stock options), less the number of shares that could be bought back at market, if applicable.

Equity instruments that will or may be settled with the Company’s shares are only included in the calculation when its settlement has a dilutive impact on earnings per share.

As mentioned in note 1.4, the migration process to “Novo Mercado” was concluded and, therefore, the Company started to present earnings per share considering a single class of shares for 2019 and 2018.

The table below presents the determination of net income available to holders of common shares and the weighted average number of common shares outstanding used to calculate basic and diluted earnings per share in each reporting exercise:

	2020	2019	2018
		Note 2	Note 2
Basic numerator
Net income (loss) allocated to controlling shareholder – continuing operations	1,092	(287)	124
Net income allocated to controlling shareholder - discontinued operations	1,087	1,077	1,025
Net income allocated to controlling shareholder	2,179	790	1,149

Basic denominator (millions of shares)
Weighted average of shares	268	267	266

Basic earnings per share (R$) – continuing operations	4.07575	(1.07463)	0.46546
Basic earnings per share (R$) – discontinued operations	4.05709	4.03267	3.84673
Basic earnings per share (R$) – total	8.13283	2.95804	4.31209

Diluted numerator
Net income (loss) allocated to ordinary controlling shareholders – continuing operations	1,092	(287)	124
Net income allocated to ordinary controlling shareholders - discontinued operations	1,087	1,077	1,025
Net income allocated to ordinary controlling shareholders	2,179	790	1,149

Diluted denominator
Weighted average of shares (in millions)	268	267	266
Stock option (in millions)	1	1	1
Diluted weighted average of shares (millions)	269	268	267

Diluted earnings per share (R$) – continuing operations	4.06984	(1.07337)	0.46337
Diluted earnings per share (R$) – discontinued operations	4.05120	4.02728	3.83024
Diluted earnings per share (R$) – total	8.12104	2.95391	4.29361